Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred Stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	12,500,000	12,500,000
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	37,500,000	37,500,000
Common stock, shares outstanding	11,677,265	9,668,369
Common stock, shares issued	11,677,265	9,668,369
Previously Reported [Member]
Preferred Stock, par value		$ 0.00001	$ 0.00001
Preferred stock, shares authorized		100,000,000	100,000,000
Common stock, par value		$ 0.00001	$ 0.00001
Common stock, shares authorized		100,000,000	100,000,000
Common stock, shares outstanding		77,346,950	52,671,395
Common stock, shares issued		77,346,950	52,671,395
Series B Preferred Stock [Member]
Preferred Stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	500	500
Preferred stock, shares outstanding	0	0
Preferred stock, shares issued	0	0
Series B Preferred Stock [Member] | Previously Reported [Member]
Preferred Stock, par value		$ 0.00001	$ 0.00001
Preferred stock, shares authorized		500	500
Preferred stock, shares outstanding		0	257.2
Preferred stock, shares issued		0	257.2